Income Tax: (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income Tax Benefit Recorded By The Company	$ 0.0	$ 0.7
The Companys Income Tax Receivable	$ 8.7